EMPLOYEE BENEFITS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Opening balance	$ 101,087	$ 82,322	$ 65,271
Increase (decrease) current service provision	(7,384)	21,635	17,487
Benefits paid	(6,018)	(5,399)	(4,536)
Actuarial (gains) losses	5,820	(2,763)	3,105
Currency translation	(11,140)	5,292	995
Closing balance	$ 82,365	$ 101,087	$ 82,322